Filed pursuant to Rule 497(k)
1933 Act File No. 033-52154
1940 Act File No. 811-07168

HENNESSY CORE BOND FUND
Investor Class   HCBFX   |   Institutional Class   HCBIX

Summary Prospectus, February 27, 2015

hennessyfunds.com   |   1-800-966-4354

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, as supplemented from time to time, and other information about the Fund online at hennessyfunds.com/investing-with-us/literature-library.fs. You can also get this information at no cost by calling 1-800-966-4354 or 1-415-899-1555 or by sending an e-mail request to fundsinfo@hennessyfunds.com. The Fund’s Prospectus and Statement of Additional Information, both dated February 27, 2015, as supplemented from time to time, are incorporated by reference into this Summary Prospectus.

Investment Objective

The Hennessy Core Bond Fund seeks current income with capital growth as a secondary objective.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
		Investor		Institutional
Sales charge (load)		None		None
Redemption fee		None		None
Exchange fee		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.80%		0.80%
Distribution and Service (12b-1) Fees1		0.15%		None
Other Expenses2		1.94%		1.75%
Shareholder Servicing Fee	0.10%		None
All Remaining
Other Expenses	1.84%		1.75%
Acquired Fund Fees
and Expenses3		0.05%		0.05%
Total Annual Fund
Operating Expenses		2.94%		2.60%

1
“Distribution and Service (12b-1) Fees” have been restated to reflect a reduction in the amount of such fees from 0.25% to 0.15%, which is effective as of March 1, 2015.  Because of this restatement, the “Total Annual Fund Operating Expenses” do not correlate to the ratio of expenses to average net assets shown in the Fund’s most recent annual report.

2
“Other Expenses” have been restated to reflect the implementation of a shareholder servicing agreement, which is effective as of March 1, 2015, and to reflect current fees included in “All Remaining Other Expenses.”  Because of this restatement, the “Total Annual Fund Operating Expenses” do not correlate to the ratio of expenses to average net assets shown in the Fund’s most recent annual report.

3
Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.

EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor	$297	$910	$1,548	$3,261
Institutional	$263	$808	$1,380	$2,934

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategy

Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities, which include domestic investment grade corporate, agency and governmental bonds, mortgage-backed securities, asset-backed securities, and U.S. denominated bonds issued by foreign companies.  The Fund’s investments may include foreign securities, including indirect investments such as American Depository Receipts or other types of depositary receipts, which are U.S. dollar-denominated securities of foreign issuers traded in the U.S.  The Fund may invest up to 10% of its assets in high yield bonds (commonly known as “junk bonds”).  The Fund may invest directly in fixed income securities or it may invest indirectly in fixed income securities by investing in other investment companies (including exchange-traded funds, referred to as ETFs) that invest in fixed income securities.

The Portfolio Managers focus on higher quality, intermediate term fixed income securities that can produce attractive results for investment with a focus on downside protection.  They employ continuous analysis and assessment of the variables that influence bond prices.  The Portfolio Managers will use this proprietary approach, which combines economic momentum, inflationary expectations and technical factors, to evaluate interest rate changes in order to manage the duration of the portfolio in an effort to mitigate risk and maximize total return.

As of January 31, 2015, the dollar-weighted average maturity of the Fund’s portfolio was 6.03 years based on stated maturity.

Principal Risks

As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy or the market as a whole.

Debt Investments Risk:  The yields and principal values of debt securities will also fluctuate. Generally, values of debt securities change inversely with interest rates.  That is, as interest rates go up, the values of debt securities tend to go down and vice versa.  Furthermore, these fluctuations tend to increase as a bond’s maturity increases such that a longer term bond will increase or decrease more for a given change in interest rates than a shorter term bond.

Foreign Securities Risk:  The Fund may invest in the securities of foreign issuers, including American Depositary Receipts, which are U.S. dollar-denominated securities of foreign issuers traded in the U.S., and Yankee bonds, which are U.S. dollar-denominated bonds of foreign issuers.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies that may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

High Yield Investments Risk:  The Fund may invest a portion of its assets in lower-rated, high-yielding bonds (commonly known as “junk bonds”).  These bonds have a greater degree of default risk than higher-rated bonds.  Default risk is the possibility that the issuer of a debt security will fail to make timely payments of principal or interest to the Fund.

Mortgage-Backed and Asset-Backed Securities Investments Risk:  Mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer.  If prepayment occurs, the Fund may have to replace the security by investing the proceeds in a less attractive security.  This may reduce the Fund’s share price and income distribution.

Investment Company Securities Risk:  When the Fund invests in another investment company (including ETFs), it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the risks taken by the underlying funds in which it invests.

ETF Risk:  In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to non-exchange traded funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Temporary Defensive Positions Risk:  The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Performance Information

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for 1, 5 and 10 years compare with those of an index that reflects a broad measure of market performance, the Barclays Capital Intermediate U.S. Government/Credit Index.  For additional information on this index, please see “Index Descriptions” on page 66 of the Prospectus.  The Fund is the successor to the FBR Core Bond Fund (the “Predecessor Core Bond Fund”).  The performance information provided for the periods on or prior to October 26, 2012 is historical information for the Predecessor Core Bond Fund, which had the same investment objective and substantially similar investment strategy as the Fund.  The Predecessor Core Bond Fund was the investment successor to the AFBA 5Star Total Return Bond Fund (the “AFBA Predecessor Bond Fund”). The performance information provided for periods prior to March 12, 2010 is historical information for the Advisor Class shares of the AFBA Predecessor Bond Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Fund’s website (hennessyfunds.com).

HENNESSY CORE BOND FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Fund’s highest quarterly return was 5.35% for the quarter ended September 30, 2009 and the lowest quarterly return was -2.84% for the quarter ended March 31, 2005.

Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares as the share classes have different expenses.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2014)

	One	Five	Ten
	Year	Years	Years
Hennessy Core
Bond Fund – Investor

Returns before taxes	1.75%	4.14%	4.30%

Returns after taxes
on distributions	0.40%	1.80%	2.19%

Returns after taxes on
distributions and sale
of fund shares	1.27%	2.78%	2.84%

Hennessy Core
Bond Fund – Institutional

Returns before taxes	2.00%	4.39%	4.55%

Barclays Capital Intermediate
U.S. Government/Credit Index
(reflects no deduction for
fees, expenses or taxes)	3.13%	3.54%	4.10%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Investor Class shares and after-tax returns for the Institutional Class shares will vary. The Fund’s return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

Investment Manager

Hennessy Advisors, Inc. is the investment manager of the Fund.

Sub-Advisor

The sub-advisor for the Fund is Financial Counselors, Inc. (“FCI”).

Portfolio Managers

Gary B. Cloud, CFA, and Peter G. Greig, CFA, are primarily responsible for the day-to-day management of the portfolio of the Fund and for developing and executing the Fund’s investment program.  Messrs. Cloud and Greig have each served as a Portfolio Manager of the Fund since July 2007 and are also each a Senior Vice President of FCI.

Purchase and Sale of Fund Shares

Institutional Class shares are available only to shareholders who invest directly in Fund shares or who invest through certain broker-dealers or financial institutions that have entered into appropriate arrangements with the Fund.

To purchase Fund shares, you may contact your broker-dealer or other financial intermediary. To purchase Fund shares directly from the Hennessy Funds, or for assistance with completing your application, please call 1-800-966-4354 or 1-415-899-1555 between 9:00 a.m. and 7:00 p.m. Eastern time/6:00 a.m. and 4:00 p.m. Pacific time on Monday through Thursday or between 9:00 a.m. and 5:00 p.m. Eastern time/6:00 a.m. and 2:00 p.m. Pacific time on Friday (excluding holidays).  You may buy Fund shares each day the New York Stock Exchange (NYSE) is open.

The minimum initial investment in Investor Class shares of the Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts.  The minimum initial investment in Institutional Class shares of the Fund is $250,000.  For corporate sponsored retirement plans, there is no minimum initial investment for either Investor Class or Institutional Class shares.  There is no subsequent minimum investment requirement.  A $100 minimum exists for each additional investment made through an Automatic Investment Plan.  The Fund may waive the minimum investment requirements from time to time.  Investors purchasing Fund shares through financial intermediaries’ asset based fee programs may have the above minimums waived by their intermediary, since the intermediary, rather than the Fund, absorbs the increased costs of small purchases.

You may redeem Fund shares each day the NYSE is open either by mail (Hennessy Funds, c/o U.S. Bancorp Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701) or by calling the Transfer Agent at 1-800-261-6950 between 9:00 a.m. and 8:00 p.m. Eastern time/6:00 a.m. and 5:00 p.m. Pacific time on Monday through Friday (excluding holidays).  Investors who wish to redeem Fund shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders to redeem Fund shares may be placed.

Tax Information

Distributions on Fund shares are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial adviser to recommend the Fund over another investment.  Ask your financial adviser or visit your financial intermediary’s website for more information.